Janus Henderson Developed World Bond Fund | Class D Shares
FUND SUMMARY Janus Henderson Developed World Bond Fund (formerly named Janus Henderson Strategic Income Fund)
INVESTMENT OBJECTIVE
Janus Henderson Developed World Bond Fund seeks total return through current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Henderson Developed World Bond Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.55%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.87%	[2]
Fee Waiver	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[2]
[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.64% for at least a one-year period commencing on October 28, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Henderson Developed World Bond Fund | Class D Shares | Class D Shares | USD ($)	Class D Shares	89	278	482	1,073

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds or other income-producing debt-related securities from developed countries. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Index, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal, and Spain, or such other countries as the portfolio managers deem to be developed.

The bonds in which the Fund may invest include foreign investment grade debt (including developed market government bonds), international and domestic high yield debt (including lower-quality securities, “high yield” or “junk bonds”), U.S. investment grade corporate debt, U.S. government debt securities, and floating rate notes (“FRNs”). The Fund may also invest in dividend-paying equity securities of companies domiciled in the United States or abroad. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the portfolio managers intend to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity are located in, the country, (ii) a majority of the company’s assets are located in the country, or (iii) a majority of the company’s revenues are derived from the country.

The portfolio managers use a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the portfolio managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship.

The portfolio managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.

Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum.

The Fund will generally consider selling a security when, in the portfolio managers’ opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund may also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, U.S. Government securities, foreign securities, derivatives, subordinated bank debt, private placements, preferred stocks, collective investment schemes, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate (“LIBOR”) or the prime rates of large money-center banks. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. The Fund’s average portfolio duration normally may range from 0 to plus 9 years. The portfolio managers may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund also may invest up to 20% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to gain exposure to equity securities by using futures contracts on securities indices, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. However, the Fund may also purchase or sell other types of derivatives contracts.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers, including through initial public offerings and private placements.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The Fund is designed for long-term investors seeking an income-producing portfolio that includes debt securities and dividend-paying equity securities, such as common stocks. Common stocks tend to be more volatile than many other investment choices.

High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Fixed-Income Securities Risk.  The Fund invests in a variety of fixed-income securities and derivatives. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed-income securities with very low or negative interest rates may diminish the Fund’s yield and performance. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

Foreign Exposure Risk.  The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, which also involve other risks.

United Kingdom Risk.  The Fund is subject to certain risks related to the United Kingdom. Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. The risk of investing in British issuers may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react.

Sovereign Debt Risk.  The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within the same economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Leverage Risk.  Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. Certain commodity-linked derivatives may subject the Fund to leveraged market exposure to commodities. In addition, the Fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.

Loan Risk.  The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Floating Rate Loan Risk.  There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns, and you could lose money. For the Fund’s secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

Floating Rate Notes (FRNs) Risk.  The Fund may purchase FRNs, which are instruments that provide for adjustments in the interest rate whenever a specified interest rate index changes or on certain reset dates. The absence of an active market for these securities could make it more difficult for the Fund to dispose of them if the issuer defaults.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on June 5, 2017. The performance shown for Class D Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of Henderson Strategic Income Fund (the “Predecessor Fund”), calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the merger automatically exchanged for Class D Shares of the Fund following the merger. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the performance shown may have been different because the Fund and the Predecessor Fund have different expenses. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 24.81% Worst Quarter: 3rd Quarter 2011 – 6.86%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2019 was 10.26%.
Average Annual Total Returns (periods ended 12/31/18)
Average Annual Total Returns - Janus Henderson Developed World Bond Fund - Class D Shares	Average Annual Return, Column Name	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Shares | Return Before Taxes	Class D Shares	Return Before Taxes		0.55%	3.85%	9.02%	4.90%	Sep. 30, 2003
Class D Shares | Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		(1.45%)	2.36%	7.52%	3.10%	Sep. 30, 2003
Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.32%	2.31%	6.67%	3.10%	Sep. 30, 2003
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)		Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)		(0.47%)	3.54%	5.29%	4.34%	Sep. 30, 2003
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Fund’s primary benchmark index is Bloomberg Barclays Global Aggregate Credit Index (USD Hedged). The index is described below.
  The Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) is the credit component of the Bloomberg Barclays Global Aggregate Index, which provides a broad-based measure of the global investment grade fixed income markets, hedged back into U.S. Dollars. The credit component excludes government bonds and securitized debt.
After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.